Summary of Significant Accounting Policies (Details Textual) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended
	Jan. 31, 2010	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Vendors	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012 Sales Revenue, Net [Member] Customers	Jun. 30, 2014 Sales Revenue, Net [Member] Customers	Jun. 30, 2013 Sales Revenue, Net [Member] Customers	Jun. 30, 2014 Sales Revenue, Net [Member] Customers	Jun. 30, 2013 Sales Revenue, Net [Member] Suppliers	Dec. 31, 2013 Sales Revenue, Net [Member] Customers	Jun. 30, 2014 Accounts Receivable [Member] Customers	Dec. 31, 2013 Accounts Receivable [Member] Customers	Jun. 30, 2014 Accounts Payable [Member] Vendors	Dec. 31, 2013 Accounts Payable [Member] Vendors	Jun. 30, 2014 Collateral Account [Member]	Dec. 31, 2013 Collateral Account [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2013 Successor [Member] Accounts Payable [Member] Suppliers	Dec. 31, 2012 Successor [Member] Supplier Concentration Risk [Member]	Dec. 31, 2013 Successor [Member] Supplier Concentration Risk [Member] Suppliers	Nov. 11, 2012 Predecessor [Member]	Nov. 11, 2012 Predecessor [Member] Sales Revenue, Net [Member]	Nov. 11, 2012 Predecessor [Member] Accounts Receivable [Member]	Nov. 11, 2012 Predecessor [Member] Supplier Concentration Risk [Member] Suppliers
Options and warrants to purchase of common stock		3.2			23.6		9.5
Excess in cash FDIC amount			$ 2,300,000		$ 2,300,000		$ 951,000
Security deposit as collateral with financial institution			2,338,000		2,338,000		50,000											50,000	50,000		50,000
Number of customer								1	1	1	1	1	1	2	2
Number of suppliers																						2	2		3				2
Number of Vendors					1											2	2
Concentration Risk, Percentage					100.00%			100.00%	100.00%	99.70%	100.00%	99.70%	99.70%	98.00%	98.00%	46.00%	48.00%					66.00%	48.00%	10.00%	65.00%		10.00%	10.00%	72.00%
Expenses related to impairment of long-lived assets		329,000
Provision for contract loss			15,000		15,000		100,000
Southern research fixed contract value	1,227,000
Southern research contract description	Company to provide two 200kw Flex Powerstations ("Turbine 1" and "Turbine 2," respectively) to be installed at two Department of Defense locations in the United States.
Research and Development Expense			953,000	394,000	1,745,000	670,000														138,000	2,257,000					2,301,000
FDIC Insurance coverage			250,000		250,000		250,000
Proceeds placed in control account						2,300,000
Costs in excess of billings on uncompleted contracts							801,000
Cost of goods sold			803,000	2,000	803,000	6,000														991,000	106,000
Advanced payments received on the contract			46,000		46,000		701,000														700,000					991,000
Foreign currency transaction gain							$ 34,000